Fair Values of Assets and Liabilities - Balances of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities netting		$ (1,130)	$ (1,185)
Derivative liabilities total		499	766
Derivative assets netting		(652)	(984)
Derivative assets total		1,107	1,138
Available-for-sale securities	[1]	68,137	66,284
Mortgage loans held for sale		3,534	4,822
Mortgage servicing rights		2,645	2,591	$ 2,512	$ 2,338
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities total		1,237	1,674
Derivative assets total		1,830	1,986
Available-for-sale securities		68,137	66,284
Mortgage loans held for sale		3,534	4,822
Mortgage servicing rights		2,645	2,591
Other assets		1,317	1,320
Total		77,463	77,003
Short-term borrowings and other liabilities		995	1,080
Total		2,232	2,754
Fair Value, Measurements, Recurring [Member] | Netting and Collateral One [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities netting		(1,130)	(1,185)
Derivative assets netting		(652)	(984)
Total		(652)	(984)
Total		(1,130)	(1,185)
Fair Value, Measurements, Recurring [Member] | U.S. Treasury and Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		23,301	17,127
Fair Value, Measurements, Recurring [Member] | Obligations of State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		6,358	5,039
Fair Value, Measurements, Recurring [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities			9
Fair Value, Measurements, Recurring [Member] | Other Investment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		22	36
Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities Residential [Member] | Non-Agency Prime [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities			242
Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities Residential [Member] | Non-Agency Non-Prime [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities			195
Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities Residential [Member] | Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		38,031	43,138
Fair Value, Measurements, Recurring [Member] | Commercial [Member] | Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		6	15
Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member] | Asset-Backed Securities Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		419	483
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities before netting			7
Derivative assets before netting		6
Available-for-sale securities		22,594	16,391
Other assets		154	183
Total		22,754	16,574
Short-term borrowings and other liabilities		101	142
Total		101	149
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Treasury and Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		22,572	16,355
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Other Investment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		22	36
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities before netting		1,958	2,469
Derivative assets before netting		1,960	2,416
Available-for-sale securities		45,543	49,445
Mortgage loans held for sale		3,534	4,822
Other assets		1,163	1,137
Total		52,200	57,820
Short-term borrowings and other liabilities		894	938
Total		2,852	3,407
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Treasury and Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		729	772
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		6,358	5,039
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities Residential [Member] | Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		38,031	43,138
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Commercial [Member] | Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		6	15
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member] | Asset-Backed Securities Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		419	481
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities before netting		409	383
Derivative assets before netting		516	554
Available-for-sale securities			448
Mortgage servicing rights		2,645	2,591
Total		3,161	3,593
Total		$ 409	383
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities			9
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities Residential [Member] | Non-Agency Prime [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities			242
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities Residential [Member] | Non-Agency Non-Prime [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities			195
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member] | Asset-Backed Securities Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities			$ 2

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.